Variable Interest Entity (Details Textual) - Aptorum Therapeutics Limited [Member] - USD ($)	5 Months Ended
	Dec. 22, 2017	Jul. 28, 2017
Variable interest entity, interest rate		0.00%
Variable interest entity, aggregate loan amount	$ 1,000,000
Variable interest entity description	Acticule accepted the election made by the Group to convert the entire loan of $1,000,000 into shares in Acticule. After the conversion, the Group held approximately 100% equity interest of Acticule, which ceased to be a VIE but consolidated by the Group under the voting interest entity model thereafter.